UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Global Value Opportunities Fund (JGV)
Portfolio of Investments
March 31, 2011(Unaudited)

Shares	Description (1)				Value

	Common Stocks – 80.1%

	Aerospace & Defense – 5.6%

355,000	Finmeccanica SPA				$4,467,579
89,400	Lockheed Martin Corporation				7,187,760
253,300	Thales S.A.				10,103,397

	Total Aerospace & Defense				21,758,736

	Beverages – 0.8%

235,000	Kirin Holdings Company, Limited				3,087,942

	Capital Markets – 1.1%

656,901	EFG – Hermes Holdings SAE				2,420,597
488,154	GP Investments Ltd., GDR				1,898,618

	Total Capital Markets				4,319,215

	Chemicals – 0.2%

43,000	Fertilizantes Heringer LTDA, (2)				263,375
20,051	Omnia Holdings Limited, (2)				217,078
67,849	United Phosphorus Lmited				229,358

	Total Chemicals				709,811

	Commercial Banks – 1.0%

20,370	Arab Bank PLC				258,452
38,100	Bangkok Bank Public Company Limited, NVDR				216,671
2,892,572	First Bank of Nigeria PLC				259,604
25,109	Kazkommertsbank, 144A, (2) GDR, (10)				168,732
500,000	Sumitomo Trust & Banking Company, Ltd., (10)				2,642,162
4,631,829	Zenith Bank PLC				467,961

	Total Commercial Banks				4,013,582

	Communications Equipment – 1.5%

695,000	Nokia Corporation, ADR				5,914,450

	Construction Materials – 1.4%

56,415	Cemex SAB de CV, Sponsored ADR				503,793
1,653,785	India Cements Limited, GDR				3,549,023
5,214,000	Luks Group Vietnam Holdings Company Limited				1,541,701

	Total Construction Materials				5,594,517

	Diversified Financial Services – 0.4%

139,000	Guoco Group Ltd				1,715,487

	Diversified Telecommunication Services – 7.0%

15,893	China Unicom Limited, ADR				263,824
104,000	Deutsche Telekom AG				1,602,116
92,645	KT Corporation, Sponsored ADR				1,809,357
548,000	Nippon Telegraph and Telephone Corporation, ADR				12,324,520
158,063	PT Telekomunikasi Indonesia, ADR				5,307,756
249,709	Telecom Egypt SAE				729,077
4,000,000	Telecom Italia S.p.A.				5,379,689

	Total Diversified Telecommunication Services				27,416,339

	Electric Utilities – 9.5%

383,542	Centrais Eletricas Brasileiras S.A., PFD B ADR				7,417,702
36,306	Centrais Eletricas Brasileiras S.A., ADR				563,106
16,603	Centrais Eletricas Brasileiras S.A.				250,878
231,000	Electricite de France S.A.				9,565,841
192,000	Exelon Corporation				7,918,080
411,400	Korea Electric Power Corporation, Sponsored ADR				5,035,536
6,069,378	OGK-3-CLS				267,053
15,504	Pampa Energia S.A., ADR				219,692
1,131,300	Federal Hydrogenerating, (2) GDR				5,764,257

	Total Electric Utilities				37,002,145

	Electrical Equipment – 0.7%

57,000	Areva S.A., (10)				2,532,464
4,750	Areva S.A., Preferred				197,845

	Total Electrical Equipment				2,730,309

	Electronic Equipment & Instruments – 0.1%

59,708	China Security and Surveillance Techology Inc., (2)				276,448

	Food & Staples Retailing – 4.7%

286,000	Kroger Co.				6,855,420
218,600	Wal-Mart Stores, Inc.				11,378,130

	Total Food & Staples Retailing				18,233,550

	Food Products – 1.3%

48,800	BrasilAgro, (2)				319,824
21,418	Cresud S.A.C.I.F., yA, ADR				387,666
126,344	Gruma S.A.B de C.V, (2)				265,340
8,040	Industrias Bachoco S.A.B. de C.V., ADR				222,949
13,000	SLC Agricola S.A.				182,660
186,000	Tyson Foods, Inc., Class A				3,569,340

	Total Food Products				4,947,779

	Health Care Providers & Services – 2.3%

188,000	Aetna Inc.				7,036,840
210,800	Profarma Distribuidora de Produtos Farmaceuticos SA				1,981,919

	Total Health Care Providers & Services				9,018,759

	Hotels, Restaurants & Leisure – 0.0%

610,000	NagaCorp Limited				125,473

	Household Durables – 1.0%

19,910	LG Electronics Inc. PFD				704,233
593,901	Oriental Weavers Group				3,130,201
63,034	Turk Sise ve Cam Fabrikalari S.A.				142,067

	Total Household Durables				3,976,501

	Independent Power Producers & Energy Traders – 0.1%

16,340	Huaneng Power International Inc., Sponsored ADR				383,827

	Insurance – 0.9%

225,000	Cathay Financial Holding Company Limited				371,474
130,000	MS&AD Insurance Group Holdings, Inc.				2,960,087

	Total Insurance				3,331,561

	Leisure Equipment & Products – 0.6%

42,100	Sankyo Company Ltd.				2,158,650

	Marine – 0.7%

104,000	Stolt-Nielsen S.A.				2,595,181

	Metals & Mining – 17.2%

201,903	AngloGold Ashanti Limited, Sponsored ADR				9,681,249
93,123	Banro Corporation, (2)				238,210
306,600	Barrick Gold Corporation				15,915,606
38,320	First Uranium Corporation				33,992
89,656	Geovic Mining Corporation, (2)				50,862
546,318	Gold Fields Limited, Sponsored ADR				9,538,712
4,558	Impala Platinum Holdings Limited, Sponsored ADR, (10)				131,042
4,830	Ivanhoe Mines Ltd., (2)				132,632
140,122	Medoro Resources Limited				268,826
251,000	Newcrest Mining Limited				10,338,139
225,000	Newmont Mining Corporation				12,280,500
187,334	Polyus Gold Company, ADR, (10)				6,579,170
2,398	Polyus Gold Company, GDR				84,218
4,602	Silver Standard Resources, Inc., (2)				144,411
12,978,421	Simmer & Jack Mines Ltd., (2)				1,458,034

	Total Metals & Mining				66,875,603

	Oil, Gas & Consumable Fuels – 12.6%

69,187	Bankers Petroleum Limited				620,863
317,000	Cameco Corporation, WI/DD				9,522,680
170,000	Chesapeake Energy Corporation				5,698,400
71,169	Gazprom OAO, ADR				2,303,741
189,000	Nexen Inc.				4,709,880
25,096	Niko Resources Limited				2,407,352
6,304	Petrobras Energia S.A., ADR				139,255
330,000	PetroChina Company Limited				502,304
23,436	Petroleo Brasileiro, Sponsored ADR				832,915
10,423,000	PT Medco Energi Internasional TBK				3,441,415
16,500	Range Resources Corporation				964,590
298,000	StatoilHydro ASA, ADR				8,236,720
121,500	Suncor Energy, Inc.				5,448,060
166,000	Tesoro Corporation				4,453,780

	Total Oil, Gas & Consumable Fuels				49,281,955

	Paper & Forest Products – 0.2%

31,299	AbitibiBowater Inc.				841,004
592,742	MagIndustries Corp., (2)				97,822

	Total Paper & Forest Products				938,826

	Pharmaceuticals – 3.8%

65,000	AstraZeneca PLC, Sponsored ADR				2,997,800
6,129	EGIS PLC				651,655
270,000	Eli Lilly and Company				9,495,900
48,500	Forest Laboratories, Inc., (2)				1,566,550
2,429	Krka				206,543

	Total Pharmaceuticals				14,918,448

	Real Estate Management & Development – 0.6%

572,741	Emaar Properties PJSC				503,697
178,600	KLCC Property Holdings Berhad				196,954
91,405	Solidere, 144A, GDR, (10)				1,667,227

	Total Real Estate Management & Development				2,367,878

	Road & Rail – 1.2%

28,000	East Japan Railway Company				1,556,865
800	West Japan Railway Company				3,087,281

	Total Road & Rail				4,644,146

	Software – 0.7%

110,000	Microsoft Corporation				2,789,600

	Textiles, Apparel & Luxury Goods – 0.0%

2,506,000	China Hongxing Sports Limited, (4), (5)				171,474

	Tobacco – 0.5%

101,155	Eastern Tobacco Co.				1,788,353

	Trading Companies & Distributors – 1.0%

219,000	Mitsui & Company Limited				3,925,571

	Water Utilities – 0.1%

7,475	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				439,082

	Wireless Telecommunication Services – 1.3%

15,991	MTN Group Ltd., ADR, (10)				324,617
7,115	NII Holdings Inc., (2)				296,482
5,840	Philippine Long Distance Telephone Company, ADR				312,440
12,193,000	SafariCom Limited				565,920
12,645	SK Telecom Company Limited, ADR				237,852
700	SK Telecom Company Limited				104,335
46,992	TIM Participacoes S.A., ADR				201,766
163,795	Turkcell Iletisim Hizmetleri A.S., ADR				2,461,839
76,696	Turkcell Iletisim Hizmetleri A.S.				454,002

	Total Wireless Telecommunication Services				4,959,253

	Total Common Stocks (cost $290,363,082)				312,410,451

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 0.4%

	Communications Equipment – 0.4%

1,447	Lucent Technologies Capital Trust I	7.750%		B3	$1,414,442

	Total Convertible Preferred Securities (cost $1,481,366)				1,414,442

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 2.7%

	Residentials – 2.7%

$24,487	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16, (I/O), (4)	4.00%	3/25/26	AAA	$2,246,929
13,990	Fannie Mae Mortgage Interest Strips Series 345-17, (I/O)	4.50%	5/01/20	AAA	1,383,405
124	Fannie Mae Mortgage Pool 100195, (4)	3.37%	8/20/22	AAA	124,541
18	Fannie Mae Mortgage Pool 708743	2.21%	6/01/33	AAA	18,790
61	Fannie Mae Mortgage Pool 713939	2.06%	4/01/33	AAA	62,974
134	Fannie Mae Mortgage Pool 776486	2.12%	3/01/34	AAA	139,168
441	Fannie Mae Mortgage Pool 816594	2.04%	2/01/35	AAA	459,283
187	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI, (I/O)	4.50%	3/25/18	AAA	3,984
723	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI, (I/O)	4.50%	5/25/19	AAA	54,049
572	Federal Home Loan Collateralized Mortgage, Series 2595, (I/O)	5.00%	6/15/21	AAA	14,223
1,090	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation	2.52%	1/01/33	AAA	1,144,855
48	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation	2.58%	2/01/33	AAA	48,046
353	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640, (I/O)	4.50%	8/15/17	AAA	4,945
302	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA, (I/O)	4.50%	3/15/18	AAA	9,657
380	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI (I/O)	4.50%	2/15/19	AAA	24,861
660	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI, (I/O)	4.50%	1/15/19	AAA	51,028
229	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI, (I/O)	4.50%	5/15/18	AAA	23,479
54	Federal Home Loan Mortgage Corporation, Pool 789045	2.50%	2/01/32	AAA	56,498
5,739	Freddie Mac Multiclass Certificates, Series 3804, (I/O), (4)	3.50%	2/15/25	AAA	757,571
21,710	Freddie Mac REMIC, (I/O), (4)	3.50%	11/15/20	AAA	2,481,352
1,345	GNMA Mortgage Pool 081832	4.00%	1/20/37	AAA	1,406,700

72,647	Total Residentials				10,516,338

$72,647	Total Mortgage-Backed Securities (cost $11,675,837)				10,516,338

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 8.4%

	Communications Equipment – 3.3%

$13,270	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	$12,838,725

	Energy Equipment & Services – 0.9%

3,350	Bristow Group	3.000%	6/15/38	BB	3,354,188

	Metals & Mining – 2.2%

6,635	First Uranium Corporation	4.250%	6/30/12	N/R	5,338,112
4,480	Gold Reserve, Inc.	5.500%	6/15/22	N/R	3,136,000

11,115	Total Metals & Mining				8,474,112

	Oil, Gas & Consumable Fuels – 2.0%

280	Dana Gas	7.500%	10/31/12	N/R	246,064
5,303	Delta Petroleum Corporation	3.750%	5/01/37	CCC-	4,560,580
3,950	USEC Inc.	3.000%	10/01/14	Caa2	3,120,500

9,533	Total Oil, Gas & Consumable Fuels				7,927,144

$37,268	Total Convertible Bonds (cost $30,192,121)				32,594,169

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.9%

	Capital Markets – 0.2%

$3,979	Lehman Brothers Holdings Inc., Trust 00650 (9)	5.920%	7/26/21	N/R	$959,934

	Construction Materials – 0.7%

3,650	Cemex C5 Capitol Special Purpose Vehicle Limited, Series 2006, 144A	6.196%	12/31/11	B-	2,737,500

	Food Products – 0.5%

2,000	Dean Foods Company	7.000%	6/01/16	B2	1,907,500

	Metals & Mining – 2.1%

8,300	MagIndustries Corporation, (4), (5)	11.000%	12/14/12	N/R	8,139,063

	Oil, Gas & Consumable Fuels – 4.2%

9,023	Delta Petroleum Corporation	7.000%	4/01/15	CCC-	6,947,710
4,050	Petroleos de Venezuela S.A.	4.900%	10/28/14	NA	2,976,750
6,450	Petroleos de Venezuela S.A.	5.000%	10/28/15		4,289,250
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	2,030,000

21,523	Total Oil, Gas & Consumable Fuels				16,243,710

	Paper & Forest Products – 0.0%

2,000	Bowater Inc., (4), (5)	9.500%	10/15/12		150,000

	Road & Rail – 0.3%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,361,322

	Specialty Retail – 0.9%

3,450	Office Depot Inc.	6.250%	8/15/13	B-	3,553,500

$45,902	Total Corporate Bonds (cost $33,709,232)				35,052,529

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Sovereign Debt – 0.7%

	Argentina – 0.7%

$3,000	Province of Buenos Aires, 144A	10.875%	1/26/21	B	$2,797,500

	Total Sovereign Debt (cost $2,866,962)				2,797,500

Shares	Description (1)				Value

	Equity Linked Certificates – 0.3% (8)

	Wireless Telecommunication Services – 0.3%

37,976	CLSA Asian Securities Program, Equity Linked Certificates, Underlying Shares of Bharti AirTel Limited, 144A				$298,298
34,897	CLSA Asian Securities Program, NATP Warrants, 144A				147,803
29,000	CLSA Financial Products Limited, Pantaloon Retail Warrants, 144A (4), (5)				209,322
30,060	CLSA Asian Securities Program, Equity Linked Notes, Underlying Shares of Etihad Etisalat Company of Saudi Arabia, 144A				406,712
62,295	HSBC Access Notes, Equity Linked Notes, Underlying Shares of Vietnam Export Import, 144A				43,606

	Total Equity Linked Certificates (cost $1,024,476)				1,105,741

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 3.5%

$13,720	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $13,720,445, collateralized by $13,775,000 U.S. Treasury Notes, 1.375%, due 5/15/13, value $13,996,822	0.010%	4/01/11		$13,720,441

	Total Short-Term Investments (cost $13,720,441)				13,720,441

	Total Investments (cost $385,033,517) – 105.0%				409,611,611

Shares	Description (1)				Value

	Common Stocks Sold Short – (5.3)%

	Chemicals – (0.6)%

(16,000)	E.I. Du Pont de Nemours and Company				$(879,520)
(24,500)	Sigma-Aldrich Corporation				(1,559,180)

	Total Chemicals				(2,438,700)

	Computers & Peripherals – (0.2)%

(2,300)	Apple, Inc., (2)				(801,435)

	Food Products – (0.7)%

(40,000)	Green Mountain Coffee Roasters Inc., (2)				(2,584,400)

	Hotels, Restaurants & Leisure – (1.6)%

(8,700)	Chipotle Mexican Grill Inc., (2)				(2,369,619)
(25,500)	P.F. Changs China Bistro, Inc.				(1,177,845)
(20,700)	Panera Bread Company, (2)				(2,628,900)

	Total Hotels, Restaurants & Leisure				(6,176,364)

	Household Products – (0.2)%

(14,000)	Reckitt Benckiser Group PLC				(719,130)

	Internet & Catalog Retail – (0.6)%

(7,100)	Amazon.com, Inc., (2)				(1,278,923)
(5,000)	NetFlix.com Inc., (2)				(1,186,650)

	Total Internet & Catalog Retail				(2,465,573)

	Software – (0.3)%

(8,300)	Salesforce.com, Inc., (2)				(1,108,714)

	Specialty Retail – (1.1)%

(47,000)	Tiffany & Co.				(2,887,680)
(48,000)	Urban Outfitters, Inc., (2)				(1,431,840)

	Total Specialty Retail				(4,319,520)

	Total Common Stocks Sold Short (proceeds $14,420,898)				(20,613,836)

	Other Assets Less Liabilities – 0.3% (6)				929,647

	Net Assets – 100%				$389,927,422

Investments in Derivatives

Put Options Purchased outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (7)	Date	Price	Value

67	Autozone Inc.	$1,340,000	1/21/12	$200.00	$ 22,445

67	Total Put Options Purchased (cost $150,006)	$1,340,000			$ 22,445

Call Options Written outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (7)	Date	Price	Value

(1,880)	Aetna Inc.	$(6,580,000)	1/21/12	$35.00	$(935,300)
(907)	AngloGold Ashanti Limited	(4,081,500)	1/21/12	45.00	(625,830)
(650)	Astrazeneca PLC	(3,250,000)	1/21/12	50.00	(118,625)
(1,533)	Barrick Gold Corporation	(7,665,000)	1/21/12	50.00	(1,011,780)
(1,530)	Cameco Corporation	(5,355,000)	1/21/12	35.00	(370,231)
(1,230)	Cameco Corporation	(4,920,000)	1/21/12	40.00	(162,975)
(410)	Cameco Corporation	(1,845,000)	1/21/12	45.00	(26,650)
(850)	Chesapeake Energy Corporation	(2,125,000)	1/21/12	25.00	(820,250)
(850)	Chesapeake Energy Corporation	(2,550,000)	1/21/12	30.00	(527,000)
(540)	Electricite de France S.A.	(1,836,000)	9/17/11	34.00	(29,846)
(1,870)	Eli Lilly & Company	(6,545,000)	1/21/12	35.00	(327,250)
(1,920)	Exelon Corporation	(8,160,000)	1/21/12	42.50	(364,800)
(485)	Forest Laboratories Inc.	(1,697,500)	1/21/12	35.00	(87,300)
(110)	Gold Fields Limited	(165,000)	1/21/12	15.00	(37,675)
(2,370)	Gold Fields Limited	(4,147,500)	1/21/12	17.50	(478,740)
(2,860)	Kroger Company	(6,435,000)	1/21/12	22.50	(800,800)
(894)	Lockheed Martin Corporation	(7,152,000)	1/21/12	80.00	(491,700)
(1,100)	Microsoft Corporation	(3,300,000)	1/21/12	30.00	(62,700)
(1,125)	Newmont Mining Corporation	(6,468,750)	1/21/12	57.50	(531,562)
(1,350)	Nexen Inc.	(3,037,500)	6/18/11	22.50	(432,000)
(540)	Nexen Inc.	(1,404,000)	9/17/11	26.00	(109,070)
(3,165)	Nipon Telegraph & Telephone Corporation	(7,121,250)	6/18/11	22.50	(316,500)
(945)	Nipon Telegraph & Telephone Corporation	(2,362,500)	9/17/11	25.00	(47,250)
(4,020)	Nokia Corporation	(4,020,000)	1/21/12	10.00	(192,960)
(2,930)	Nokia Corporation	(3,662,500)	1/21/12	12.50	(54,205)
(165)	Range Resources Corporation	(618,750)	1/21/12	37.50	(359,700)
(885)	StatoilHydro ASA	(1,770,000)	4/16/11	20.00	(694,725)
(1,350)	StatoilHydro ASA	(3,037,500)	4/16/11	22.50	(708,750)
(1,215)	Suncor Energy Inc	(4,860,000)	1/21/12	40.00	(996,300)
(1,660)	Tesoro Corporation	(3,320,000)	1/21/12	20.00	(1,394,400)
(12,665)	Thales S.A.	(35,462,000)	3/17/12	28.00	(491,798)
(775)	Turkcell Iletisim Hizmetleri A.S.	(1,162,500)	7/16/11	15.00	(60,063)
(775)	Turkcell Iletisim Hizmetleri A.S.	(1,356,250)	7/16/11	17.50	(19,375)
(1,860)	Tyson Foods Inc.	(3,255,000)	1/21/12	17.50	(585,900)
(1,093)	Wal-Mart Stores Inc.	(6,284,750)	1/21/12	57.50	(94,545)
(1,093)	Wal-Mart Stores Inc.	(6,558,000)	1/21/12	60.00	(49,731)

(59,600)	Total Call Options Written (premiums received $10,467,684)	$173,570,750			$(14,418,286)

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$297,995,719	$14,243,258	$171,474	$312,410,451
Convertible Preferred Securities	—	1,414,442	—	1,414,442
Mortgage-Backed Securities	—	4,905,945	5,610,393	10,516,338
Covertible Bonds	—	32,594,169	—	32,594,169
Corporate Bonds	—	26,763,466	8,289,063	35,052,529
Soveriegn Debt	—	2,797,500	—	2,797,500
Equity Linked Certificates	—	896,419	209,322	1,105,741
Short-Term Investments	—	13,720,441	—	13,720,441
Common Stocks Sold Short	(20,613,836)	—	—	(20,613,836)
Derivatives:
Put Options Purchased	22,445	—	—	22,445
Call Options Written	(14,418,288)	—	—	(14,418,288)

Total	$262,986,042	$97,335,640	$14,280,252	$374,601,934

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3	Level 3	Level 3	Level 3
	Common	Mortgage-Backed	Corporate	Equity Linked	Level 3
	Stock	Securities	Bonds	Certificates	Total

Balance at the beginning of period	$—	$134,827	$8,205,039	$—	$8,339,866
Gains (losses):
Net realized gains (losses)	—	(22,919)	—	—	(22,919)
Net change in unrealized appreciation (depreciation)	—	(237,145)	50,216	6,557	(180,372)
Purchases at cost	—	5,737,002	—	202,765	5,939,767
Sales at proceeds	—	(9,258)	—	—	(9,258)
Net discounts (premiums)	—	7,886	33,808	—	41,694
Transfers into	171,474	—	—	—	171,474
Transfers out of	—	—	—	—	—

Balance at the end of period	$171,474	$5,610,393	$8,289,063	$209,322	$14,280,252

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$22,445	Call options written, at value	$ 14,418,288

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFIC”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding common stock sold short and investments in derivatives) was $390,166,806.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stock sold short and investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$41,386,993
Depreciation	(21,942,188)

Net unrealized appreciation (depreciation) of investments	$19,444,805

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(6)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to ADR, except that a third party (not the equity issuer) is responsible for paying the stock returns under the note.

(9)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Advisor has concluded this is not likely to meet its future interest payment obligation and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(10)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt

I/O	Interest only investment.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011